Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended
	Mar. 20, 2023	Jun. 28, 2021	Mar. 31, 2023	Dec. 31, 2022	Jul. 12, 2022	Jul. 08, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of new stock issued during the period		1,000,000
Ordinary shares authorized		500,000,000		50,000,000,000	50,000,000,000		50,000,000,000
Ordinary shares par value		$ 0.0001		$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Common Class A
Subsequent Event [Line Items]
Ordinary shares authorized					49,934,912,000
Ordinary shares par value					$ 0.000001
Common Class B
Subsequent Event [Line Items]
Ordinary shares authorized					65,088,000
Ordinary shares par value					$ 0.000001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock authorized capital	$ 50,000
Ordinary shares authorized	50,000,000,000
Ordinary shares par value	$ 0.000001
Subsequent Event [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Percentage of warrants issues on number of American depositary shares sold in IPO			3.00%
Percentage of warrant exercise price on initial public offering price			125.00%
Subsequent Event [Member] | Common Class A
Subsequent Event [Line Items]
Ordinary shares authorized	49,934,912,000
Ordinary shares par value	$ 0.000001
Shares redesignated during the period held by shareholders	52,559,000
Subsequent Event [Member] | Common Class B
Subsequent Event [Line Items]
Ordinary shares authorized	65,088,000
Ordinary shares par value	$ 0.000001
Shares redesignated during the period held by shareholders	65,088,000
Subsequent Event [Member] | IPO [Member] | ADR [Member]
Subsequent Event [Line Items]
Number of new stock issued during the period			1,114,516
Sale of stock price per share			$ 8
Subsequent Event [Member] | IPO [Member] | Common Class A
Subsequent Event [Line Items]
Number of new stock issued during the period			2,229,032
Subsequent Event [Member] | IPO and Over Allotment Option [Member]
Subsequent Event [Line Items]
Proceeds from issuance or sale of equity			$ 8,900,000